Commitments and contingencies (Details) - Schedule of commitments and contingencies $ in Thousands	Dec. 31, 2020 CAD ($)
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	$ 17,674
Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	10,975
Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	6,699
2021 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	7,797
2021 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	1,098
2021 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	6,699
2022-23 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,877
2022-23 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,877
2022-23 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,497
2024-25 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,497
2024-25 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,503
2026-27 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,503
2026-27 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments